Investments Measured Using the Net Asset Value per Share Practical Expedient (Details) - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 1,646,678	$ 1,455,147
Collective trust funds | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value	$ 10,384,219	$ 8,811,536